Stock-Based Compensation - Schedule of restricted stock award (Detail) - Restricted Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Nonvested (shares)	171,875	359,375
Beginning Balance, Nonvested (Weighted-Average)	$ 0.0001	$ 0.0001
Vested (Shares)	(93,750)	(187,500)
Vested (Weighted-Average)	$ 0.0001	$ 0.0001
Ending balance, Nonvested	78,125	171,875
Ending Balance, Nonvested (Weighted-Average)	$ 0.0001	$ 0.0001